UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Annual report for the year ended October 31, 2021

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment for the period ended September 30, 2021 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	0.07%	0.96%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of November 30, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.07%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

14	Financial statements

24	Board of trustees and other officers

Fellow investors:

The Capital Group Central Cash Fund returned 0.06% for its fiscal year ended October 31, 2021. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper Institutional Money Market Funds Average*, generated returns of 0.05% and 0.03%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.07% as of November 30, 2021. The fund made dividend distributions during the past year totaling nearly eight cents a share.

The fund manages cash balances for the American Funds and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

Market overview

The fund’s fiscal year was marked by a solid rebound in economic growth as lockdown measures were gradually eased with the broad rollout of COVID-19 vaccines. However, supply chain bottlenecks and disruptions in the labor market contributed to higher inflation, which helped drive up longer term interest rates. For the year, U.S. equity markets reached record highs, longer term U.S. Treasury yields rose, the Treasury yield curve steepened, and corporate credit spreads tightened to multi-year lows. The 10-year U.S. Treasury yield rose 68 basis points (bps) to 1.56%, while the yield on the 3-month Treasury bill fell three basis points to 0.06%.

The U.S. Federal Reserve kept policy rates near zero throughout the fund’s fiscal year and maintained its monthly purchases of $120 billion of U.S. Treasury and mortgage-backed securities. These measures, along with large-scale fiscal stimulus, helped support the U.S. economy through the

*	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

lockdowns and disruptions caused by the coronavirus pandemic, including the emergence of the highly contagious delta variant during the summer. They also contributed to a surge in the money supply that helped feed higher inflation. In October, the headline consumer price index rose 6.2% from a year earlier, a three-decade high.

The surge of liquidity unleashed by fiscal and monetary stimulus put short-term funding markets under stress and threatened to push short-dated Treasury yields below zero. Much of the cash found its way to banks and money market funds, spurring demand for Treasury bills. But new T-bill supply was limited as the U.S. Treasury drew down its cash balance at the Fed in anticipation of a reinstatement of the U.S. federal debt ceiling during the summer. To keep short-term rates from falling into negative territory, the Fed in June raised the interest rate on its reverse repurchase facility (RRP) to 5 bps from zero and increased the interest rate paid on both required and excess reserves to 15 bps from 10 bps. In response, usage of the RRP quickly soared to more than $1 trillion. The Central Cash Fund made use of the facility, with its allocation to repos rising to nearly 19% of the fund at fiscal year-end, compared with less than 6% a year ago.

The fund’s portfolio

As of October 31, 98.82% of the fund’s net assets were invested in government or corporate securities. Commercial paper was the fund’s largest allocation at 45.92% (including 9.09% of the fund that is allocated to bills and notes of governments and government agencies outside the U.S., which we classify as commercial paper). Short-term U.S. Treasury securities constituted the next largest category at 20.06%. Repurchase agreements backed by eligible government securities totaled 18.67%, and federal agency bills and notes accounted for 12.00%. Longer term U.S.

Treasury bonds and notes totaled 2.17%.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin

President

December 16, 2021

2	Capital Group Central Cash Fund

Investment portfolio October 31, 2021

Percent of net assets
Short-term securities:
Commercial paper	45.92%
U.S. Treasury bills	20.06
Repurchase agreements	18.67
Federal agency bills & notes	12.00
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	2.17
Other assets less liabilities	1.18
100.00%

Short-term securities 96.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 45.92%
Amazon.com, Inc. 1/10/2022[1]	0.049%	$41,000	$40,996
Amazon.com, Inc. 1/18/2022[1]	0.050	25,000	24,997
Amazon.com, Inc. 1/19/2022[1]	0.050	20,000	19,998
Amazon.com, Inc. 1/26/2022[1]	0.050	59,700	59,692
Apple, Inc. 11/1/2021[1]	0.060	50,000	50,000
Apple, Inc. 11/3/2021[1]	0.060	50,000	50,000
Apple, Inc. 11/10/2021[1]	0.060	90,000	89,999
Apple, Inc. 11/15/2021[1]	0.060	45,000	44,999
Apple, Inc. 11/17/2021[1]	0.050	85,000	84,998
Apple, Inc. 11/29/2021[1]	0.050	100,000	99,996
Apple, Inc. 12/2/2021[1]	0.050	75,000	74,997
Apple, Inc. 12/3/2021[1]	0.050	28,000	27,999
Apple, Inc. 12/6/2021[1]	0.050	50,000	49,998
Apple, Inc. 12/8/2021[1]	0.050	85,000	84,996
Apple, Inc. 12/10/2021[1]	0.050	85,000	84,996
Apple, Inc. 12/13/2021[1]	0.050	100,000	99,994
Apple, Inc. 12/16/2021[1]	0.050	100,000	99,993
Apple, Inc. 12/17/2021[1]	0.050	150,000	149,990
Apple, Inc. 1/4/2022[1]	0.050	30,000	29,996
Apple, Inc. 1/5/2022[1]	0.050	100,000	99,988
Apple, Inc. 1/7/2022[1]	0.060	40,900	40,895
Apple, Inc. 1/10/2022[1]	0.056	135,000	134,982
Apple, Inc. 1/12/2022[1]	0.060	100,000	99,986
Apple, Inc. 1/21/2022[1]	0.060	150,000	149,977
Atlantic Asset Securitization, LLC 11/9/2021[1]	0.090	50,000	49,999
Atlantic Asset Securitization, LLC 11/17/2021[1]	0.070	85,000	84,996
Atlantic Asset Securitization, LLC 11/22/2021[1]	0.100	70,000	69,996
Atlantic Asset Securitization, LLC 12/21/2021[1]	0.080	50,000	49,993
Atlantic Asset Securitization, LLC 12/29/2021[1]	0.100	105,000	104,981
Atlantic Asset Securitization, LLC 1/13/2022[1]	0.100	50,000	49,988
Australia & New Zealand Banking Group, Ltd. 11/2/2021[1]	0.085	100,000	99,999
Australia & New Zealand Banking Group, Ltd. 11/3/2021[1]	0.080	76,600	76,599
Australia & New Zealand Banking Group, Ltd. 12/30/2021[1]	0.090	150,000	149,983
Australia & New Zealand Banking Group, Ltd. 1/4/2022[1]	0.090	103,100	103,088
Australia & New Zealand Banking Group, Ltd. 1/5/2022[1]	0.093	145,000	144,982
Australia & New Zealand Banking Group, Ltd. 1/6/2022[1]	0.096	121,000	120,985
Australia & New Zealand Banking Group, Ltd. 1/12/2022[1]	0.105	100,000	99,986
Australia & New Zealand Banking Group, Ltd. 1/18/2022[1]	0.100	200,000	199,971
Australia & New Zealand Banking Group, Ltd. 2/22/2022[1]	0.120	30,750	30,742
Bank of Montreal 11/22/2021	0.083	300,000	299,985
Bank of Montreal 11/29/2021	0.090	125,000	124,992
Bank of Montreal 12/14/2021	0.090	100,000	99,988
Bank of Montreal 12/15/2021	0.090	200,000	199,976
Bank of Montreal 12/27/2021	0.080	100,000	99,983
Bank of Montreal 2/8/2022	0.120	100,000	99,964
Bank of Nova Scotia 2/28/2022[1]	0.130	100,000	99,967
Banque et Caisse d’Epargne de l’Etat 12/10/2021	0.070	100,000	99,991
BNG Bank NV 11/2/2021[1]	0.065	125,000	124,999
BNG Bank NV 11/5/2021[1]	0.069	520,000	519,994

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
BNG Bank NV 11/8/2021[1]	0.074%	$200,000	$199,997
BNG Bank NV 11/12/2021[1]	0.070	100,000	99,997
BNG Bank NV 11/15/2021[1]	0.060	50,000	49,998
BNG Bank NV 11/17/2021[1]	0.060	200,000	199,993
BNG Bank NV 11/19/2021[1]	0.065	75,000	74,997
BNG Bank NV 11/22/2021[1]	0.070	200,000	199,991
BNP Paribas, New York Branch 11/1/2021[1]	0.060	150,000	149,999
BNP Paribas, New York Branch 11/4/2021[1]	0.060	150,000	149,999
BNP Paribas, New York Branch 11/8/2021[1]	0.060	100,000	99,998
BNP Paribas, New York Branch 12/6/2021	0.110	50,000	49,997
BofA Securities, Inc. 1/18/2022[1]	0.100	50,000	49,987
BofA Securities, Inc. 2/1/2022[1]	0.110	21,000	20,993
BofA Securities, Inc. 2/4/2022[1]	0.120	23,000	22,992
BofA Securities, Inc. 2/7/2022[1]	0.110	116,400	116,358
BofA Securities, Inc. 2/8/2022[1]	0.110	65,000	64,976
BofA Securities, Inc. 2/11/2022[1]	0.109	100,000	99,962
BofA Securities, Inc. 2/14/2022[1]	0.109	100,000	99,961
BofA Securities, Inc. 2/16/2022[1]	0.120	97,000	96,961
BofA Securities, Inc. 2/22/2022[1]	0.130	100,000	99,957
British Columbia (Province of) 1/5/2022	0.060	47,400	47,392
British Columbia (Province of) 1/6/2022	0.070	51,700	51,691
British Columbia (Province of) 1/11/2022	0.080	47,700	47,691
British Columbia (Province of) 1/18/2022	0.070	14,200	14,197
British Columbia (Province of) 1/25/2022	0.090	40,500	40,491
CAFCO, LLC 11/15/2021[1]	0.090	100,000	99,996
CAFCO, LLC 11/22/2021[1]	0.090	100,000	99,994
CAFCO, LLC 12/10/2021[1]	0.090	50,000	49,995
CAFCO, LLC 1/12/2022[1]	0.100	75,000	74,982
CAFCO, LLC 1/27/2022[1]	0.100	50,000	49,984
CAFCO, LLC 2/23/2022[1]	0.110	50,000	49,978
Caisse d’Amortissement de la Dette Sociale 12/1/2021	0.075	100,000	99,992
Caisse d’Amortissement de la Dette Sociale 12/15/2021	0.065	50,000	49,994
Caisse des Dépôts et Consignations 1/14/2022	0.084	300,000	299,926
Caisse des Dépôts et Consignations 1/24/2022	0.082	250,000	249,930
Caisse des Dépôts et Consignations 1/26/2022	0.084	100,000	99,972
Canada Bill 11/8/2021	0.050	200,000	199,997
Canada Bill 12/13/2021	0.050	150,000	149,992
Canada Bill 1/27/2022	0.050	300,000	299,959
Canada Bill 1/28/2022	0.050	200,000	199,973
Canada Bill 1/31/2022	0.050	300,000	299,960
Canadian Imperial Bank of Commerce 11/3/2021[1]	0.060	150,000	149,999
Canadian Imperial Bank of Commerce 11/15/2021[1]	0.076	250,000	249,992
Canadian Imperial Bank of Commerce 11/16/2021[1]	0.060	200,000	199,994
Canadian Imperial Bank of Commerce 11/19/2021[1]	0.060	200,000	199,992
Canadian Imperial Bank of Commerce 11/29/2021[1]	0.060	200,000	199,989
Canadian Imperial Bank of Commerce 12/3/2021[1]	0.110	50,000	49,997
Canadian Imperial Bank of Commerce 12/10/2021[1]	0.070	25,000	24,998
Canadian Imperial Bank of Commerce 12/17/2021[1]	0.080	100,000	99,990
Canadian Imperial Holdings, Inc. 11/8/2021	0.060	100,000	99,998
Canadian Imperial Holdings, Inc. 11/29/2021	0.090	75,000	74,996
Canadian Imperial Holdings, Inc. 1/10/2022	0.109	200,000	199,960
Canadian Imperial Holdings, Inc. 1/12/2022	0.089	100,000	99,979
Canadian Imperial Holdings, Inc. 4/14/2022	0.160	50,000	49,961
Chariot Funding, LLC 11/4/2021[1]	0.080	26,008	26,008
Chariot Funding, LLC 11/5/2021[1]	0.080	50,000	49,999
Chariot Funding, LLC 11/15/2021[1]	0.080	30,000	29,999
Chariot Funding, LLC 11/17/2021[1]	0.080	50,000	49,998
Chariot Funding, LLC 12/3/2021[1]	0.090	65,000	64,994
Chariot Funding, LLC 1/14/2022[1]	0.120	30,000	29,993
CHARTA, LLC 11/1/2021[1]	0.090	50,000	50,000
CHARTA, LLC 1/18/2022[1]	0.100	35,000	34,991
CHARTA, LLC 1/21/2022[1]	0.100	75,000	74,979
CHARTA, LLC 1/24/2022[1]	0.100	50,000	49,985
CHARTA, LLC 2/7/2022[1]	0.110	75,000	74,977
CHARTA, LLC 2/24/2022[1]	0.110	60,000	59,974
Chevron Corp. 11/3/2021[1]	0.050	75,000	74,999

4	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Chevron Corp. 11/4/2021[1]	0.050%	$104,260	$104,259
Chevron Corp. 11/5/2021[1]	0.050	150,000	149,998
Chevron Corp. 11/9/2021[1]	0.050	50,000	49,999
Chevron Corp. 11/12/2021[1]	0.053	125,000	124,996
Coca-Cola Co. 1/12/2022[1]	0.060	100,000	99,991
Coca-Cola Co. 2/16/2022[1]	0.070	86,700	86,690
Coca-Cola Co. 2/17/2022[1]	0.070	100,000	99,988
Coca-Cola Co. 4/5/2022[1]	0.100	75,000	74,978
Colgate-Palmolive Co. 11/30/2021[1]	0.050	23,990	23,989
CRC Funding, LLC 11/1/2021[1]	0.090	25,000	25,000
CRC Funding, LLC 11/8/2021[1]	0.090	100,000	99,998
CRC Funding, LLC 11/15/2021[1]	0.090	50,000	49,998
CRC Funding, LLC 11/23/2021[1]	0.090	50,000	49,997
CRC Funding, LLC 12/9/2021[1]	0.090	75,000	74,992
CRC Funding, LLC 12/15/2021[1]	0.090	50,000	49,994
CRC Funding, LLC 1/21/2022[1]	0.100	50,000	49,987
CRC Funding, LLC 2/7/2022[1]	0.110	50,000	49,985
CRC Funding, LLC 2/8/2022[1]	0.100	75,000	74,976
CRC Funding, LLC 2/9/2022[1]	0.120	50,000	49,984
CRC Funding, LLC 2/11/2022[1]	0.100	100,000	99,966
CRC Funding, LLC 2/14/2022[1]	0.100	75,000	74,974
CRC Funding, LLC 2/16/2022[1]	0.100	75,000	74,974
Crédit Agricole Corporate and Investment Bank, New York Branch 11/1/2021	0.060	300,000	299,999
Crédit Agricole Corporate and Investment Bank, New York Branch 11/2/2021	0.060	250,000	249,998
Crédit Agricole Corporate and Investment Bank, New York Branch 11/10/2021	0.070	75,000	74,998
Crédit Agricole Corporate and Investment Bank, New York Branch 11/15/2021	0.070	75,000	74,998
Crédit Agricole Corporate and Investment Bank, New York Branch 11/29/2021	0.075	50,000	49,997
Crédit Agricole Corporate and Investment Bank, New York Branch 12/20/2021	0.095	50,000	49,994
DBS Bank, Ltd. 11/4/2021[1]	0.099	200,000	199,997
DBS Bank, Ltd. 12/1/2021[1]	0.090	161,000	160,986
DBS Bank, Ltd. 12/6/2021[1]	0.080	150,000	149,985
Denmark (Kingdom of) 11/5/2021	0.050	100,000	99,999
Denmark (Kingdom of) 11/9/2021	0.050	150,000	149,997
Denmark (Kingdom of) 11/10/2021	0.055	145,000	144,997
Denmark (Kingdom of) 11/15/2021	0.054	120,500	120,497
Denmark (Kingdom of) 11/16/2021	0.055	100,000	99,997
Denmark (Kingdom of) 11/17/2021	0.055	50,000	49,999
Denmark (Kingdom of) 11/18/2021	0.050	275,000	274,991
Denmark (Kingdom of) 11/19/2021	0.050	150,000	149,995
Denmark (Kingdom of) 11/24/2021	0.050	97,900	97,896
DNB Bank ASA 11/1/2021[1]	0.070	50,000	50,000
DNB Bank ASA 11/2/2021[1]	0.054	175,000	174,999
DNB Bank ASA 11/3/2021[1]	0.060	75,000	75,000
DNB Bank ASA 11/4/2021[1]	0.060	50,000	50,000
DNB Bank ASA 11/5/2021[1]	0.050	23,900	23,900
DNB Bank ASA 11/9/2021[1]	0.070	100,000	99,999
DNB Bank ASA 11/12/2021[1]	0.075	150,000	149,998
DNB Bank ASA 11/15/2021[1]	0.075	150,000	149,997
DNB Bank ASA 11/17/2021[1]	0.070	75,000	74,998
DNB Bank ASA 11/22/2021[1]	0.075	125,000	124,996
DNB Bank ASA 11/23/2021[1]	0.075	200,000	199,994
DNB Bank ASA 11/24/2021[1]	0.065	100,000	99,997
DNB Bank ASA 11/29/2021[1]	0.060	50,000	49,998
DNB Bank ASA 12/8/2021[1]	0.090	150,000	149,992
DNB Bank ASA 12/20/2021[1]	0.095	75,000	74,994
DNB Bank ASA 12/28/2021[1]	0.085	75,000	74,993
DNB Bank ASA 12/29/2021[1]	0.080	50,000	49,995
European Investment Bank 12/16/2021	0.071	768,000	767,932
Export Development Canada 11/16/2021	0.055	30,000	29,999
Export Development Canada 11/18/2021	0.050	45,750	45,749

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Export Development Canada 11/22/2021	0.062%	$117,750	$117,746
Export Development Canada 1/10/2022	0.071	135,000	134,981
Export Development Canada 1/18/2022	0.060	30,000	29,995
Export Development Canada 1/24/2022	0.070	30,000	29,995
Exxon Mobil Corp. 11/2/2021	0.059	93,000	92,999
Exxon Mobil Corp. 11/3/2021	0.060	150,000	149,999
Exxon Mobil Corp. 11/16/2021	0.059	41,000	40,999
Exxon Mobil Corp. 11/17/2021	0.050	100,000	99,997
Exxon Mobil Corp. 11/22/2021	0.050	250,000	249,991
Exxon Mobil Corp. 11/23/2021	0.050	50,000	49,998
Exxon Mobil Corp. 12/2/2021	0.070	25,000	24,999
Exxon Mobil Corp. 12/3/2021	0.056	180,000	179,990
Exxon Mobil Corp. 12/6/2021	0.050	150,000	149,991
Exxon Mobil Corp. 12/7/2021	0.050	50,000	49,997
Exxon Mobil Corp. 12/17/2021	0.060	43,948	43,945
Exxon Mobil Corp. 12/21/2021	0.070	100,000	99,991
Exxon Mobil Corp. 1/18/2022	0.060	200,000	199,968
Fairway Finance Company, LLC 11/4/2021[1]	0.060	36,500	36,500
Fairway Finance Company, LLC 12/8/2021[1]	0.100	50,000	49,994
FMS Wertmanagement 11/9/2021[1]	0.099	94,500	94,498
FMS Wertmanagement 11/17/2021[1]	0.105	100,000	99,996
FMS Wertmanagement 11/19/2021[1]	0.100	49,500	49,498
FMS Wertmanagement 11/22/2021[1]	0.099	75,000	74,996
FMS Wertmanagement 11/29/2021[1]	0.097	175,000	174,987
FMS Wertmanagement 12/1/2021[1]	0.095	50,000	49,996
FMS Wertmanagement 12/2/2021[1]	0.090	50,000	49,996
FMS Wertmanagement 12/10/2021[1]	0.100	22,000	21,998
FMS Wertmanagement 12/16/2021[1]	0.100	99,500	99,488
FMS Wertmanagement 1/13/2022[1]	0.097	155,000	154,962
FMS Wertmanagement 1/21/2022[1]	0.115	149,000	148,958
FMS Wertmanagement 1/24/2022[1]	0.100	150,000	149,955
FMS Wertmanagement 1/26/2022[1]	0.098	200,000	199,939
FMS Wertmanagement 1/31/2022[1]	0.127	100,000	99,967
FMS Wertmanagement 2/1/2022[1]	0.124	147,000	146,951
Gotham Funding Corp. 11/9/2021[1]	0.100	50,000	49,999
Gotham Funding Corp. 11/18/2021[1]	0.100	75,000	74,996
Gotham Funding Corp. 11/19/2021[1]	0.100	50,000	49,997
Gotham Funding Corp. 11/22/2021[1]	0.100	125,000	124,992
Gotham Funding Corp. 1/3/2022[1]	0.100	50,000	49,989
Gotham Funding Corp. 1/5/2022[1]	0.105	100,000	99,978
Gotham Funding Corp. 1/11/2022[1]	0.120	40,000	39,990
Gotham Funding Corp. 1/19/2022[1]	0.120	50,000	49,986
Gotham Funding Corp. 1/20/2022[1]	0.120	90,000	89,974
Gotham Funding Corp. 1/25/2022[1]	0.130	50,000	49,985
Hydro-Québec 11/22/2021[1]	0.080	75,000	74,997
Hydro-Québec 11/29/2021[1]	0.070	50,000	49,998
Hydro-Québec 12/13/2021[1]	0.070	175,000	174,988
Hydro-Québec 12/14/2021[1]	0.070	50,000	49,996
Hydro-Québec 12/16/2021[1]	0.065	300,000	299,977
Hydro-Québec 12/20/2021[1]	0.067	205,000	204,982
ING (U.S.) Funding, LLC 12/9/2021	0.100	200,000	199,980
ING (U.S.) Funding, LLC 12/13/2021	0.100	150,000	149,984
ING (U.S.) Funding, LLC 12/14/2021	0.099	190,000	189,979
ING (U.S.) Funding, LLC 12/15/2021[1]	0.085	325,000	324,964
ING (U.S.) Funding, LLC 12/17/2021	0.080	350,000	349,959
ING (U.S.) Funding, LLC 12/17/2021[1]	0.083	200,000	199,977
ING (U.S.) Funding, LLC 12/21/2021[1]	0.090	225,000	224,972
Inova Health System Foundation 12/13/2021	0.080	14,100	14,099
International Bank for Reconstruction and Development 12/20/2021	0.050	200,000	199,969
Komatsu Finance America, Inc. 1/10/2022[1]	0.100	57,000	56,991
Liberty Street Funding, LLC 11/1/2021[1]	0.090	100,000	99,999
Liberty Street Funding, LLC 12/6/2021[1]	0.100	100,000	99,990
Liberty Street Funding, LLC 1/24/2022[1]	0.110	60,000	59,982
Liberty Street Funding, LLC 1/26/2022[1]	0.110	25,000	24,992
Liberty Street Funding, LLC 1/27/2022[1]	0.110	50,000	49,984
Liberty Street Funding, LLC 1/28/2022[1]	0.123	150,000	149,953

6	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Liberty Street Funding, LLC 2/1/2022[1]	0.110%	$50,000	$49,983
Liberty Street Funding, LLC 2/8/2022[1]	0.110	32,000	31,988
LMA-Americas, LLC 11/4/2021[1]	0.100	50,000	49,999
LMA-Americas, LLC 11/5/2021[1]	0.100	50,000	49,999
LMA-Americas, LLC 11/8/2021[1]	0.060	75,000	74,998
LMA-Americas, LLC 11/12/2021[1]	0.100	50,700	50,698
LMA-Americas, LLC 11/16/2021[1]	0.070	30,000	29,999
LMA-Americas, LLC 11/19/2021[1]	0.090	95,400	95,395
LMA-Americas, LLC 11/22/2021[1]	0.090	10,000	9,999
LMA-Americas, LLC 11/30/2021[1]	0.100	75,000	74,994
LMA-Americas, LLC 12/6/2021[1]	0.080	50,000	49,995
LMA-Americas, LLC 12/20/2021[1]	0.090	50,300	50,293
LMA-Americas, LLC 1/13/2022[1]	0.110	50,000	49,988
Longship Funding, LLC 11/5/2021[1]	0.064	125,000	124,998
Longship Funding, LLC 11/22/2021[1]	0.070	45,000	44,998
Longship Funding, LLC 12/22/2021[1]	0.097	149,000	148,977
Longship Funding, LLC 1/10/2022[1]	0.113	75,000	74,952
Longship Funding, LLC 1/11/2022[1]	0.120	50,000	49,967
Longship Funding, LLC 1/13/2022[1]	0.130	25,000	24,983
Longship Funding, LLC 1/14/2022[1]	0.110	50,000	49,966
Longship Funding, LLC 1/25/2022[1]	0.100	60,000	59,951
Longship Funding, LLC 1/27/2022[1]	0.120	75,000	74,937
LVMH Moët Hennessy Louis Vuitton, Inc. 11/2/2021[1]	0.070	17,000	17,000
LVMH Moët Hennessy Louis Vuitton, Inc. 11/12/2021[1]	0.070	32,500	32,499
LVMH Moët Hennessy Louis Vuitton, Inc. 11/15/2021[1]	0.068	100,000	99,997
LVMH Moët Hennessy Louis Vuitton, Inc. 11/18/2021[1]	0.068	91,000	90,997
LVMH Moët Hennessy Louis Vuitton, Inc. 12/13/2021[1]	0.075	130,000	129,986
LVMH Moët Hennessy Louis Vuitton, Inc. 12/15/2021[1]	0.076	50,000	49,994
LVMH Moët Hennessy Louis Vuitton, Inc. 12/16/2021[1]	0.090	56,250	56,243
LVMH Moët Hennessy Louis Vuitton, Inc. 12/21/2021[1]	0.087	50,000	49,993
LVMH Moët Hennessy Louis Vuitton, Inc. 12/27/2021[1]	0.077	85,000	84,987
LVMH Moët Hennessy Louis Vuitton, Inc. 1/19/2022[1]	0.090	24,500	24,493
LVMH Moët Hennessy Louis Vuitton, Inc. 1/20/2022[1]	0.089	80,000	79,977
LVMH Moët Hennessy Louis Vuitton, Inc. 1/24/2022[1]	0.090	34,000	33,989
LVMH Moët Hennessy Louis Vuitton, Inc. 1/26/2022[1]	0.090	45,000	44,985
Manhattan Asset Funding Company, LLC 11/3/2021[1]	0.060	40,000	40,000
Manhattan Asset Funding Company, LLC 11/4/2021[1]	0.070	131,000	130,998
Manhattan Asset Funding Company, LLC 11/18/2021[1]	0.090	112,045	112,040
Mizuho Bank, Ltd. 11/12/2021[1]	0.065	100,000	99,998
Mizuho Bank, Ltd. 11/15/2021[1]	0.095	50,000	49,999
Mizuho Bank, Ltd. 11/16/2021[1]	0.055	75,000	74,998
Mizuho Bank, Ltd. 11/22/2021[1]	0.095	50,000	49,998
Mizuho Bank, Ltd. 11/23/2021[1]	0.095	250,000	249,990
Mizuho Bank, Ltd. 11/29/2021[1]	0.058	350,000	349,984
Mizuho Bank, Ltd. 12/1/2021[1]	0.085	200,000	199,990
Mizuho Bank, Ltd. 1/18/2022[1]	0.115	50,000	49,988
Mizuho Bank, Ltd. 1/20/2022[1]	0.125	200,000	199,949
Mizuho Bank, Ltd. 1/24/2022[1]	0.115	100,000	99,971
Mizuho Bank, Ltd. 1/25/2022[1]	0.125	100,000	99,970
Mizuho Bank, Ltd. 1/31/2022[1]	0.125	50,000	49,984
National Australia Bank, Ltd. 11/29/2021[1]	0.080	50,000	49,997
National Australia Bank, Ltd. 12/6/2021[1]	0.060	75,000	74,995
National Australia Bank, Ltd. 12/7/2021[1]	0.070	125,000	124,991
National Australia Bank, Ltd. 12/9/2021[1]	0.090	200,000	199,985
National Australia Bank, Ltd. 1/10/2022[1]	0.090	50,000	49,992
National Australia Bank, Ltd. 1/11/2022[1]	0.100	100,000	99,984
National Australia Bank, Ltd. 1/12/2022[1]	0.090	189,000	188,968
National Australia Bank, Ltd. 1/14/2022[1]	0.100	75,000	74,987
National Australia Bank, Ltd. 1/18/2022[1]	0.090	100,000	99,981
National Australia Bank, Ltd. 2/2/2022[1]	0.100	150,000	149,960
Nederlandse Waterschapsbank NV 11/10/2021[1]	0.110	100,000	99,997
Nederlandse Waterschapsbank NV 11/30/2021[1]	0.095	75,000	74,994
Nederlandse Waterschapsbank NV 12/1/2021[1]	0.081	205,000	204,982
Nederlandse Waterschapsbank NV 12/20/2021[1]	0.079	200,000	199,973
Nederlandse Waterschapsbank NV 12/27/2021[1]	0.074	100,000	99,984
Nederlandse Waterschapsbank NV 12/29/2021[1]	0.090	125,000	124,980

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Nestlé Capital Corp. 11/30/2021[1]	0.050%	$100,000	$99,997
Nestlé Finance International, Ltd. 11/1/2021[1]	0.052	294,800	294,799
Nestlé Finance International, Ltd. 11/3/2021[1]	0.049	250,000	249,998
Nestlé Finance International, Ltd. 11/4/2021[1]	0.048	169,350	169,348
Nestlé Finance International, Ltd. 11/10/2021[1]	0.047	125,000	124,998
Nestlé Finance International, Ltd. 11/16/2021[1]	0.050	90,800	90,798
Nestlé Finance International, Ltd. 11/17/2021[1]	0.050	197,500	197,495
Nestlé Finance International, Ltd. 11/22/2021[1]	0.050	22,600	22,599
Nestlé Finance International, Ltd. 1/21/2022[1]	0.070	72,000	71,992
New York Life Capital Corp. 12/1/2021[1]	0.070	30,000	29,998
Nordea Bank AB 11/8/2021[1]	0.090	75,000	74,999
Nordea Bank AB 11/18/2021[1]	0.095	400,000	399,984
Nordea Bank AB 11/24/2021[1]	0.085	100,000	99,995
Nordea Bank AB 11/29/2021[1]	0.075	200,000	199,987
Nordea Bank AB 12/7/2021[1]	0.075	100,000	99,992
Nordea Bank AB 12/27/2021[1]	0.075	75,000	74,991
Novartis Finance Corp. 11/15/2021[1]	0.050	102,000	101,997
NRW.Bank 11/10/2021[1]	0.055	100,000	99,998
NRW.Bank 1/25/2022[1]	0.110	72,100	72,082
Oesterreich Kontrollbank 11/3/2021	0.049	125,000	124,999
Oesterreich Kontrollbank 11/8/2021	0.054	285,250	285,245
Oesterreich Kontrollbank 11/15/2021	0.055	200,000	199,994
Old Line Funding, LLC 11/1/2021[1]	0.060	30,004	30,004
Old Line Funding, LLC 11/3/2021[1]	0.060	50,000	50,000
Old Line Funding, LLC 11/5/2021[1]	0.070	100,000	99,999
Old Line Funding, LLC 11/19/2021[1]	0.080	40,000	39,998
Old Line Funding, LLC 12/6/2021[1]	0.060	60,011	60,006
Old Line Funding, LLC 12/10/2021[1]	0.070	50,000	49,995
Old Line Funding, LLC 12/15/2021[1]	0.090	110,000	109,988
Old Line Funding, LLC 12/20/2021[1]	0.090	50,015	50,008
Old Line Funding, LLC 1/21/2022[1]	0.110	68,028	68,010
Old Line Funding, LLC 1/24/2022[1]	0.099	100,000	99,973
Old Line Funding, LLC 1/26/2022[1]	0.099	50,000	49,986
Old Line Funding, LLC 2/2/2022[1]	0.098	50,000	49,984
Old Line Funding, LLC 2/15/2022[1]	0.134	50,000	49,982
OMERS Finance Trust 11/3/2021	0.080	20,000	20,000
OMERS Finance Trust 11/9/2021	0.060	25,000	24,999
OMERS Finance Trust 11/18/2021[1]	0.060	25,000	24,999
OMERS Finance Trust 12/9/2021	0.070	35,000	34,995
OMERS Finance Trust 12/20/2021	0.070	32,543	32,537
OMERS Finance Trust 12/29/2021	0.086	103,782	103,758
Oversea-Chinese Banking Corp., Ltd. 11/23/2021[1]	0.098	100,000	99,995
Oversea-Chinese Banking Corp., Ltd. 1/3/2022[1]	0.109	200,000	199,966
Oversea-Chinese Banking Corp., Ltd. 1/4/2022[1]	0.110	25,000	24,996
Oversea-Chinese Banking Corp., Ltd. 1/25/2022[1]	0.130	100,000	99,970
Paccar Financial Corp. 11/2/2021	0.050	37,000	37,000
Paccar Financial Corp. 11/19/2021	0.050	10,000	10,000
Paccar Financial Corp. 1/5/2022	0.070	20,600	20,596
Paccar Financial Corp. 1/6/2022	0.070	15,000	14,997
Paccar Financial Corp. 1/11/2022	0.070	20,000	19,996
Procter & Gamble Co. 1/5/2022[1]	0.060	100,000	99,989
Procter & Gamble Co. 1/7/2022[1]	0.069	150,000	149,983
Procter & Gamble Co. 1/10/2022[1]	0.060	75,000	74,991
Procter & Gamble Co. 1/12/2022[1]	0.060	150,000	149,983
Procter & Gamble Co. 1/18/2022[1]	0.060	250,000	249,971
Procter & Gamble Co. 1/19/2022[1]	0.059	100,000	99,989
Procter & Gamble Co. 1/21/2022[1]	0.060	39,000	38,996
Procter & Gamble Co. 1/24/2022[1]	0.050	50,000	49,994
Procter & Gamble Co. 1/25/2022[1]	0.070	75,000	74,992
Procter & Gamble Co. 1/27/2022[1]	0.050	50,000	49,994
Procter & Gamble Co. 1/31/2022[1]	0.050	35,000	34,996
Procter & Gamble Co. 2/1/2022[1]	0.060	200,000	199,974
Procter & Gamble Co. 2/2/2022[1]	0.059	50,000	49,993
Procter & Gamble Co. 2/4/2022[1]	0.060	100,000	99,986
Procter & Gamble Co. 2/11/2022[1]	0.072	198,500	198,465
Procter & Gamble Co. 2/22/2022[1]	0.074	160,000	159,963

8	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Prudential Funding, LLC 11/15/2021	0.070%	$65,000	$64,998
Québec (Province of) 11/2/2021[1]	0.070	160,000	159,999
Québec (Province of) 11/8/2021[1]	0.080	50,000	49,999
Québec (Province of) 11/10/2021[1]	0.080	100,000	99,998
Québec (Province of) 11/22/2021[1]	0.080	50,000	49,998
Québec (Province of) 12/1/2021[1]	0.065	100,000	99,995
Québec (Province of) 12/8/2021[1]	0.070	50,000	49,997
Québec (Province of) 12/10/2021[1]	0.070	75,000	74,995
Québec (Province of) 1/18/2022[1]	0.085	190,000	189,966
Québec (Province of) 1/24/2022[1]	0.080	50,000	49,990
Regents of the University of California 12/1/2021	0.070	30,000	29,998
Royal Bank of Canada 4/11/2022[1]	0.140	100,000	99,930
Sanofi 12/21/2021[1]	0.073	501,600	501,548
Sanofi 12/28/2021[1]	0.072	650,000	649,919
Sanofi 12/30/2021[1]	0.069	175,000	174,977
Siemens Capital Co., LLC 11/3/2021[1]	0.050	75,000	74,999
Siemens Capital Co., LLC 11/4/2021[1]	0.060	100,000	99,999
Siemens Capital Co., LLC 12/1/2021[1]	0.060	275,000	274,986
Siemens Capital Co., LLC 12/3/2021[1]	0.056	190,000	189,990
Siemens Capital Co., LLC 12/7/2021[1]	0.070	75,000	74,996
ST Engineering North America, Inc. 1/7/2022[1]	0.098	50,000	49,992
ST Engineering North America, Inc. 1/31/2022[1]	0.100	30,000	29,992
Starbird Funding Corp. 11/1/2021[1]	0.060	65,000	65,000
Starbird Funding Corp. 11/15/2021[1]	0.099	50,000	49,998
Starbird Funding Corp. 12/2/2021[1]	0.093	104,500	104,491
Starbird Funding Corp. 12/9/2021[1]	0.090	80,000	79,991
Starbird Funding Corp. 12/14/2021[1]	0.100	50,000	49,994
Starbird Funding Corp. 1/6/2022[1]	0.099	50,000	49,989
Starbird Funding Corp. 1/12/2022[1]	0.110	50,000	49,988
Starbird Funding Corp. 1/14/2022[1]	0.100	75,000	74,981
Starbird Funding Corp. 1/18/2022[1]	0.110	50,000	49,987
Starbird Funding Corp. 1/19/2022[1]	0.110	50,000	49,986
Starbird Funding Corp. 1/20/2022[1]	0.120	50,000	49,986
Starbird Funding Corp. 2/4/2022[1]	0.120	50,000	49,982
Sumitomo Mitsui Banking Corp. 11/1/2021[1]	0.090	41,500	41,500
Sumitomo Mitsui Banking Corp. 11/8/2021[1]	0.090	200,000	199,997
Sumitomo Mitsui Banking Corp. 11/16/2021[1]	0.060	75,000	74,998
Sumitomo Mitsui Banking Corp. 11/22/2021[1]	0.060	50,000	49,998
Sumitomo Mitsui Banking Corp. 12/2/2021[1]	0.080	181,600	181,587
Sumitomo Mitsui Banking Corp. 12/7/2021[1]	0.080	50,000	49,996
Sumitomo Mitsui Banking Corp. 1/24/2022[1]	0.115	100,000	99,973
Sumitomo Mitsui Trust Bank, Ltd. 11/9/2021[1]	0.070	50,000	49,999
Sumitomo Mitsui Trust Bank, Ltd. 11/17/2021[1]	0.070	100,000	99,997
Sumitomo Mitsui Trust Bank, Ltd. 11/18/2021[1]	0.078	125,000	124,996
Sumitomo Mitsui Trust Bank, Ltd. 11/19/2021[1]	0.090	50,000	49,998
Sumitomo Mitsui Trust Bank, Ltd. 11/22/2021[1]	0.060	25,000	24,999
Sumitomo Mitsui Trust Bank, Ltd. 11/29/2021[1]	0.065	200,000	199,987
Sumitomo Mitsui Trust Bank, Ltd. 12/2/2021[1]	0.070	100,000	99,993
Sumitomo Mitsui Trust Bank, Ltd. 12/6/2021[1]	0.081	175,000	174,986
Sumitomo Mitsui Trust Bank, Ltd. 12/7/2021[1]	0.100	100,000	99,992
Sumitomo Mitsui Trust Bank, Ltd. 12/13/2021[1]	0.070	50,000	49,995
Sumitomo Mitsui Trust Bank, Ltd. 12/21/2021[1]	0.090	100,000	99,988
Sumitomo Mitsui Trust Bank, Ltd. 12/27/2021[1]	0.090	75,000	74,990
Sumitomo Mitsui Trust Bank, Ltd. 1/6/2022[1]	0.100	100,000	99,982
Sumitomo Mitsui Trust Bank, Ltd. 1/27/2022[1]	0.125	100,000	99,971
Sumitomo Mitsui Trust Bank, Ltd. 1/31/2022[1]	0.130	200,000	199,937
Svenska Handelsbanken, Inc. 11/1/2021[1]	0.099	100,000	99,999
Svenska Handelsbanken, Inc. 11/2/2021[1]	0.100	111,075	111,074
Svenska Handelsbanken, Inc. 11/4/2021[1]	0.110	154,500	154,498
Svenska Handelsbanken, Inc. 11/5/2021[1]	0.110	98,000	97,999
Svenska Handelsbanken, Inc. 11/17/2021[1]	0.140	25,000	24,999
Svenska Handelsbanken, Inc. 11/29/2021[1]	0.110	100,000	99,994
Thunder Bay Funding, LLC 11/4/2021[1]	0.060	89,010	89,009
Thunder Bay Funding, LLC 11/18/2021[1]	0.090	41,000	40,998
Thunder Bay Funding, LLC 11/19/2021[1]	0.080	33,500	33,499
Thunder Bay Funding, LLC 11/22/2021[1]	0.060	50,000	49,998

Capital Group Central Cash Fund	9

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Thunder Bay Funding, LLC 12/3/2021[1]	0.109%	$160,000	$159,989
Thunder Bay Funding, LLC 12/15/2021[1]	0.090	50,000	49,995
Thunder Bay Funding, LLC 12/20/2021[1]	0.074	93,200	93,189
Thunder Bay Funding, LLC 1/20/2022[1]	0.107	30,000	29,993
Toronto-Dominion Bank 11/4/2021[1]	0.087	300,000	299,996
Toronto-Dominion Bank 11/5/2021[1]	0.100	150,000	149,998
Toronto-Dominion Bank 11/8/2021[1]	0.080	40,000	39,999
Toronto-Dominion Bank 11/9/2021[1]	0.100	100,000	99,998
Toronto-Dominion Bank 11/15/2021[1]	0.060	200,000	199,993
Toronto-Dominion Bank 11/16/2021[1]	0.100	40,000	39,999
Toronto-Dominion Bank 11/18/2021[1]	0.100	200,000	199,992
Toronto-Dominion Bank 2/14/2022[1]	0.130	75,000	74,973
Toronto-Dominion Bank 2/28/2022[1]	0.140	150,000	149,931
Toronto-Dominion Bank 3/7/2022[1]	0.150	100,000	99,950
Total Capital Canada, Ltd. 11/2/2021[1]	0.100	75,000	74,999
Total Capital Canada, Ltd. 11/10/2021[1]	0.073	598,850	598,836
Total Capital Canada, Ltd. 11/15/2021[1]	0.080	100,000	99,996
Total Capital Canada, Ltd. 11/16/2021[1]	0.080	200,000	199,992
Total Capital Canada, Ltd. 11/18/2021[1]	0.070	74,500	74,497
Total Capital Canada, Ltd. 11/22/2021[1]	0.080	100,000	99,995
Total Capital Canada, Ltd. 11/30/2021[1]	0.080	50,000	49,996
Total Capital Canada, Ltd. 12/23/2021[1]	0.090	100,000	99,987
Toyota Credit Canada, Inc. 12/20/2021	0.090	100,000	99,975
Toyota Credit Canada, Inc. 12/29/2021	0.120	100,000	99,970
Toyota Credit Canada, Inc. 1/10/2022	0.120	75,000	74,987
Toyota Credit Canada, Inc. 1/31/2022	0.120	50,000	49,987
Toyota Industries Commercial Finance, Inc. 11/2/2021[1]	0.060	10,100	10,100
Toyota Industries Commercial Finance, Inc. 11/8/2021[1]	0.080	50,000	49,999
Toyota Motor Credit Corp. 11/16/2021	0.080	200,000	199,994
Toyota Motor Credit Corp. 1/5/2022	0.100	125,000	124,979
Toyota Motor Credit Corp. 1/13/2022	0.090	75,000	74,986
Toyota Motor Credit Corp. 1/21/2022	0.097	100,000	99,978
Toyota Motor Finance (Netherlands) BV 11/5/2021	0.109	92,000	91,998
Unilever Capital Corp. 11/15/2021[1]	0.060	25,000	24,999
Unilever Capital Corp. 11/23/2021[1]	0.060	85,000	84,996
Unilever Capital Corp. 1/3/2022[1]	0.070	53,000	52,992
Unilever Capital Corp. 1/12/2022[1]	0.070	80,300	80,285
Unilever Capital Corp. 1/24/2022[1]	0.085	55,000	54,988
Unilever Finance Netherlands BV 1/18/2022[1]	0.086	101,500	101,479
Unilever Finance Netherlands BV 1/24/2022[1]	0.085	250,000	249,943
Unilever Finance Netherlands BV 2/1/2022[1]	0.089	150,000	149,962
United Overseas Bank, Ltd. 11/12/2021[1]	0.099	50,000	49,999
United Overseas Bank, Ltd. 11/15/2021[1]	0.099	45,000	44,998
United Overseas Bank, Ltd. 1/12/2022[1]	0.098	239,000	238,948
United Overseas Bank, Ltd. 1/20/2022[1]	0.119	100,000	99,973
United Overseas Bank, Ltd. 1/21/2022[1]	0.109	100,000	99,973
United Overseas Bank, Ltd. 2/11/2022[1]	0.120	86,000	85,966
Victory Receivables Corp. 11/1/2021[1]	0.096	192,500	192,499
Victory Receivables Corp. 11/3/2021[1]	0.090	50,000	49,999
Victory Receivables Corp. 11/10/2021[1]	0.100	50,000	49,999
Victory Receivables Corp. 11/16/2021[1]	0.100	100,000	99,996
Victory Receivables Corp. 11/19/2021[1]	0.107	114,300	114,294
Victory Receivables Corp. 11/29/2021[1]	0.100	100,000	99,992
Victory Receivables Corp. 12/2/2021[1]	0.100	75,000	74,993
Victory Receivables Corp. 1/4/2022[1]	0.100	50,000	49,990
Victory Receivables Corp. 1/5/2022[1]	0.100	25,000	24,995
Victory Receivables Corp. 1/6/2022[1]	0.120	75,000	74,984
Victory Receivables Corp. 1/26/2022[1]	0.150	50,000	49,985
Victory Receivables Corp. 1/28/2022[1]	0.120	100,000	99,968
			51,649,036

10	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 20.06%
U.S. Treasury 11/18/2021	0.050%	$1,350,000	$1,349,968
U.S. Treasury 11/23/2021	0.047	2,150,000	2,149,934
U.S. Treasury 11/26/2021	0.045	470,000	469,982
U.S. Treasury 11/30/2021	0.048	1,873,050	1,872,974
U.S. Treasury 12/2/2021	0.049	900,000	899,952
U.S. Treasury 12/7/2021	0.048	214,375	214,372
U.S. Treasury 1/4/2022	0.044	157,120	157,110
U.S. Treasury 1/6/2022	0.051	700,000	699,923
U.S. Treasury 1/11/2022	0.043	200,000	199,984
U.S. Treasury 1/13/2022	0.049	450,000	449,950
U.S. Treasury 1/18/2022	0.040	300,000	299,979
U.S. Treasury 1/20/2022	0.049	400,000	399,951
U.S. Treasury 1/25/2022	0.041	1,200,000	1,199,892
U.S. Treasury 1/27/2022	0.048	475,000	474,934
U.S. Treasury 2/1/2022	0.046	650,000	649,936
U.S. Treasury 2/3/2022	0.053	250,000	249,964
U.S. Treasury 2/10/2022	0.049	661,840	661,738
U.S. Treasury 2/17/2022	0.049	550,000	549,909
U.S. Treasury 2/24/2022	0.047	1,070,500	1,070,312
U.S. Treasury 3/3/2022	0.048	2,650,000	2,649,506
U.S. Treasury 3/10/2022	0.048	2,972,410	2,971,825
U.S. Treasury 3/17/2022	0.046	1,207,400	1,207,149
U.S. Treasury 3/24/2022	0.044	838,200	837,992
U.S. Treasury 3/31/2022	0.048	357,700	357,618
U.S. Treasury 4/7/2022	0.054	200,000	199,952
U.S. Treasury 4/14/2022	0.053	150,000	149,959
U.S. Treasury 6/16/2022	0.054	170,000	169,920
			22,564,685

Repurchase agreements 18.67%
Overnight repurchase agreements*		21,000,000	21,000,000

Federal agency bills & notes 12.00%
Discount bills & notes 11.86%
Federal Farm Credit Banks 11/1/2021	0.050	5,000	5,000
Federal Farm Credit Banks 11/22/2021	0.050	5,000	5,000
Federal Farm Credit Banks 12/6/2021	0.050	5,000	5,000
Federal Farm Credit Banks 1/10/2022	0.050	6,000	5,999
Federal Farm Credit Banks 1/14/2022	0.050	25,000	24,995
Federal Farm Credit Banks 1/19/2022	0.039	70,000	69,985
Federal Farm Credit Banks 1/31/2022	0.050	25,000	24,994
Federal Farm Credit Banks 2/3/2022	0.050	30,000	29,993
Federal Farm Credit Banks 2/7/2022	0.050	5,000	4,999
Federal Farm Credit Banks 2/8/2022	0.050	30,000	29,992
Federal Farm Credit Banks 2/10/2022	0.050	5,000	4,999
Federal Farm Credit Banks 2/16/2022	0.050	8,900	8,897
Federal Farm Credit Banks 3/7/2022	0.040	15,000	14,995
Federal Farm Credit Banks 3/23/2022	0.050	55,000	54,979
Federal Farm Credit Banks 4/11/2022	0.050	20,000	19,991
Federal Home Loan Bank 11/3/2021	0.040	581,000	580,999
Federal Home Loan Bank 11/5/2021	0.049	100,000	100,000
Federal Home Loan Bank 11/17/2021	0.045	210,000	209,994
Federal Home Loan Bank 11/22/2021	0.040	275,000	274,986
Federal Home Loan Bank 11/24/2021	0.030	675,000	674,959
Federal Home Loan Bank 11/26/2021	0.037	150,000	149,990
Federal Home Loan Bank 11/29/2021	0.040	40,700	40,698
Federal Home Loan Bank 12/1/2021	0.040	893,000	892,944
Federal Home Loan Bank 12/3/2021	0.040	246,100	246,084
Federal Home Loan Bank 12/6/2021	0.039	700,000	699,946
Federal Home Loan Bank 12/8/2021	0.042	649,000	648,947

Capital Group Central Cash Fund	11

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 12/10/2021	0.040%	$513,000	$512,953
Federal Home Loan Bank 12/13/2021	0.034	500,000	499,951
Federal Home Loan Bank 12/15/2021	0.039	347,000	346,963
Federal Home Loan Bank 12/17/2021	0.040	75,000	74,992
Federal Home Loan Bank 12/21/2021	0.039	150,000	149,981
Federal Home Loan Bank 12/22/2021	0.040	72,300	72,290
Federal Home Loan Bank 12/27/2021	0.037	585,900	585,811
Federal Home Loan Bank 12/29/2021	0.035	629,000	628,901
Federal Home Loan Bank 12/31/2021	0.045	518,000	517,916
Federal Home Loan Bank 1/4/2022	0.040	150,000	149,975
Federal Home Loan Bank 1/6/2022	0.040	27,000	26,995
Federal Home Loan Bank 1/7/2022	0.045	200,000	199,965
Federal Home Loan Bank 1/14/2022	0.040	232,000	231,960
Federal Home Loan Bank 1/18/2022	0.040	250,000	249,957
Federal Home Loan Bank 1/19/2022	0.039	197,000	196,966
Federal Home Loan Bank 1/21/2022	0.044	200,000	199,964
Federal Home Loan Bank 1/24/2022	0.044	150,000	149,974
Federal Home Loan Bank 1/26/2022	0.048	805,700	805,556
Federal Home Loan Bank 1/28/2022	0.048	599,045	598,936
Federal Home Loan Bank 1/31/2022	0.044	200,000	199,962
Federal Home Loan Bank 2/2/2022	0.050	162,000	161,969
Federal Home Loan Bank 2/7/2022	0.048	250,000	249,949
Federal Home Loan Bank 2/9/2022	0.047	300,000	299,937
Federal Home Loan Bank 2/16/2022	0.050	190,000	189,957
Federal Home Loan Bank 2/23/2022	0.047	665,000	664,840
Federal Home Loan Bank 3/4/2022	0.048	124,950	124,917
Federal Home Loan Bank 3/11/2022	0.045	24,000	23,993
Federal Home Loan Bank 3/16/2022	0.046	166,100	166,052
Federal Home Loan Bank 3/18/2022	0.044	130,000	129,962
Federal Home Loan Bank 4/8/2022	0.050	100,000	99,966
			13,340,875

	Coupon rate
Interest bearing bills & notes 0.14%
Federal Home Loan Bank (USD-SOFR + 0.005%) 3/11/2022[2]	0.055	150,000	150,027

Total federal agency bills & notes			13,490,902
Total short-term securities (cost: $108,706,220,000)			108,704,623

Bonds, notes & other debt instruments 2.17%
U.S. Treasury bonds & notes 2.17%
U.S. Treasury 1.50% 2021	125,000	125,142
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.055%) 0.110% 2022[2]	100,000	100,042
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.209% 2022[2]	100,000	100,055
U.S. Treasury 1.875% 2022	125,000	125,561
U.S. Treasury 1.875% 2022	100,000	100,750
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.029%) 0.084% 2023[2]	834,800	834,827
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.089% 2023[2]	700,000	700,146
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.049%) 0.104% 2023[2]	350,000	350,151

Total bonds, notes & other debt instruments (cost: $2,436,437,000)		2,436,674
Total investment securities 98.82% (cost: $111,142,657,000)		111,141,297
Other assets less liabilities 1.18%		1,326,102

Net assets 100.00%		$112,467,399

12	Capital Group Central Cash Fund

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
BNP Paribas	0.05%	10/29/2021	11/1/2021	U.S. Treasury 0%-7.25% 2021-2031	$408,000	$400,000	$400,002
BofA Securities	0.05	10/29/2021	11/1/2021	U.S. Treasury 0.125% 2022-2031	918,000	900,000	900,004
JPMorgan Securities	0.05	10/29/2021	11/1/2021	U.S. Treasury 0%-2.75% 2022-2025	1,122,000	1,100,000	1,100,005
New York Federal Reserve	0.05	10/29/2021	11/1/2021	U.S. Treasury 0.125%-2.375% 2023-2030	18,200,076	18,200,000	18,200,076
RBC Dominion Securities	0.05	10/29/2021	11/1/2021	U.S. Treasury 0%-7.25% 2021-2030	102,000	100,000	100,000
TD Securities	0.05	10/29/2021	11/1/2021	U.S. Treasury 0.125%-2.00% 2023-2030	306,000	300,000	300,001
					$21,056,076	$21,000,000	$21,000,088

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,275,560,000, which represented 35.81% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

Capital Group Central Cash Fund	13

Financial statements

Statement of assets and liabilities at October 31, 2021	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $90,142,657)		$90,141,297
Repurchase agreements (cost: $21,000,000)		21,000,000
Cash		4,700,319
Receivables for:
Sales of fund’s shares	$1,366,239
Interest	2,292	1,368,531
		117,210,147
Liabilities:
Payables for:
Purchases of investments	689,894
Repurchases of fund’s shares	4,052,574
Dividends on fund’s shares	81
Trustees’ deferred compensation	157
Other	42	4,742,748
Net assets at October 31, 2021		$112,467,399

Net assets consist of:
Capital paid in on shares of beneficial interest		$112,469,002
Total accumulated loss		(1,603)
Net assets at October 31, 2021		$112,467,399

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,124,627 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$112,467,399	1,124,627	$100.00

See notes to financial statements.

14	Capital Group Central Cash Fund

Financial statements (continued)

Statement of operations for the year ended October 31, 2021	(dollars in thousands)

Investment income:
Income:
Interest		$92,617
Fees and expenses:
Reports to shareholders	$13
Registration statement and prospectus	1
Trustees’ compensation	157
Auditing and legal	114
Custodian	270
Other	16	571
Net investment income		92,046

Net realized loss and unrealized depreciation:
Net realized loss on investments		(327)
Net unrealized depreciation on investments		(5,199)
Net realized loss and unrealized depreciation		(5,526)

Net increase in net assets resulting from operations		$86,520

Statements of changes in net assets
(dollars in thousands)

	Year ended October 31,
	2021	2020
Operations:
Net investment income	$92,046	$966,538
Net realized (loss) gain	(327)	11
Net unrealized depreciation	(5,199)	(22,901)
Net increase in net assets resulting from operations	86,520	943,648

Distributions paid or accrued to shareholders	(91,959)	(966,571)

Net capital share transactions	(8,029,779)	764,574

Total (decrease) increase in net assets	(8,035,218)	741,651

Net assets:
Beginning of year	120,502,617	119,760,966
End of year	$112,467,399	$120,502,617

See notes to financial statements.

Capital Group Central Cash Fund	15

Notes to financial statements

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

16	Capital Group Central Cash Fund

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2021, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper.

Capital Group Central Cash Fund	17

As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

18	Capital Group Central Cash Fund

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of October 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$322
Capital loss carryforward*	(327)
Gross unrealized appreciation on investments	582
Gross unrealized depreciation on investments	(1,942)
Net unrealized depreciation on investments	(1,360)
Cost of investments	111,142,657

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31
Share class	2021	2020

Class M	$91,959	$966,571

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Group Central Cash Fund	19

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 0.195% to one or more CRMC-managed funds during the year ended October 31, 2021. The fund received less than $1,000 in interest income from the loan.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class M	$379,766,850	3,797,330	$91,541	916	$(387,888,170)	(3,878,543)	$(8,029,779)	(80,297)

Year ended October 31, 2020

Class M	$358,118,132	3,580,552	$966,570	9,665	$(358,320,128)	(3,582,752)	$764,574	7,465

20	Capital Group Central Cash Fund

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
10/31/2021	$100.01	$.08	$(.01)	$.07	$(.08)	$100.00	.06%		$112,467	—%[2]		.08%
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[2]	.77
10/31/2019[3,4]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[5]	119,761	—	[2,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
[3]	Based on operations for a period that is less than a full year.
[4]	Class M shares began investment operations on February 22, 2019.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

Capital Group Central Cash Fund	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 16, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

22	Capital Group Central Cash Fund

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2021, through October 31, 2021).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,000.00	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.21	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2021:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$42,708,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

Capital Group Central Cash Fund	23

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2018	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2018	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2018	Private investor	90	None
Merit E. Janow, 1958	2018	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc. (software, hardware and services technology)
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2018	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 25 for footnotes.

24	Capital Group Central Cash Fund

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Hall, 1965 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2018	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2018	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2018	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
Capital Group Central Cash Fund	25

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

26	Capital Group Central Cash Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available on the Capital Group website (capitalgroup.com).

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CCF

Registrant:

a) Audit Fees:
Audit	2020	27,000
	2021	33,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	3,000
	2021	5,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	None
	2021	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	15,000
	2021	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	8,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $27,000 for fiscal year 2020 and $7,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 31, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 31, 2021